Net loss per common share (Tables)	12 Months Ended
Dec. 31, 2017
Net loss per common share [Abstract]
Disclosure of net loss per common share
The numerator and denominator used in the calculation of historical basic and diluted net loss amounts per common share are as follows:

	2017 $	2016 $
Net loss for the year	(70,792)	(23,295)

	Number	Number
Weighted average common shares outstanding	76,918	35,285
	$	$
Net loss per common share (expressed in $ per share)	(0.92)	(0.66)

Disclosure of anti-dilutive securities excluded from computation of EPS
The outstanding number and type of securities that would potentially dilute basic loss per common share in the future and which were not included in the computation of diluted loss per share, because to do so would have reduced the loss per common share (anti-dilutive) for the years presented, are as follows:

	2017	2016
Stock options	1,222	42
Warrants (derivative liabilities)	2,415	—
Warrants (equity)	632	64
	4,269	106